Restructuring and Divestiture Costs - Schedule of Our Charges Under Both the 2015 Building Products Restructuring Plan and the 2013 Building Products Restructuring Plan (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Total	$ 22.4	$ 16.7	$ 10.0
2013 Building Products Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Severance and Plant Closing Costs	0.1	1.9
Total	0.1
2015 Building Products Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Severance and Plant Closing Costs	4.5
Impairment of Long-Lived Assets	2.4
Divestitures	2.3
Total	9.2
Building Products [Member]
Restructuring Cost and Reserve [Line Items]
Severance and Plant Closing Costs	4.6
Impairment of Long-Lived Assets	2.4
Divestitures	2.3
Total	9.3	4.2	2.8
Building Products [Member] | 2013 Building Products Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Severance and Plant Closing Costs		1.9	1.0
Impairment of Long-Lived Assets		0.4	1.8
Divestitures		1.8
Total		$ 4.1	$ 2.8
Building Products [Member] | 2015 Building Products Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Severance and Plant Closing Costs	4.6
Divestitures	2.3
Total	$ 9.3